Derivative Instruments	12 Months Ended
Dec. 31, 2016
Derivative Instruments [Abstract]
DERIVATIVE INSTRUMENTS

15. DERIVATIVE INSTRUMENTS

The Company enters into futures, forwards, swaps and option contracts as part of its risk management strategy to limit exposure to:

  commodity price fluctuations related to the purchase and sale of commodities in the course of normal operations;
  foreign exchange fluctuations on foreign currency denominated purchases and sales; and
  interest rate fluctuations on debt securities.

The Company also enters into physical contracts for energy commodities. Collectively, these contracts are considered “derivatives”. The Company accounts for derivatives under one of the following four approaches:

  Physical contracts that meet the normal purchases normal sales (“NPNS”) exemption are not recognized on the balance sheet; they are recognized in income when they settle. A physical contract generally qualifies for the NPNS exemption if the transaction is reasonable in relation to the Company’s business needs, the counterparty owns or controls resources within the proximity to allow for physical delivery, the Company intends to receive physical delivery of the commodity, and the Company deems the counterparty credit worthy. The Company continually assesses contracts designated under the NPNS exemption and will discontinue the treatment of these contracts under this exception if the criteria are no longer met.
  Derivatives that qualify for hedge accounting are recorded at fair value on the balance sheet. Derivatives qualify for hedge accounting if they meet stringent documentation requirements and can be proven to effectively hedge the identified cash flow risk both at the inception and over the term of the derivative. Specifically for cash flow hedges, the effective portion of the change in the fair value of derivatives is deferred to AOCI and recognized in income in the same period the related hedged item is realized. Any ineffective portion of the change in fair value from cash flow hedges is recognized in net income in the reporting period.
  Where the documentation or effectiveness requirements are not met, the derivatives are recognized at fair value with any changes in fair value recognized in net income in the reporting period, unless deferred as a result of regulatory accounting.
  Derivatives entered into by Tampa Electric, PGS, NMGC, NSPI and GBPC that are documented as economic hedges, and for which the NPNS exception has not been taken, are subject to regulatory accounting treatment.  These derivatives are recorded at fair value on the balance sheet as derivative assets or liabilities. The change in fair value of the derivatives is deferred to a regulatory asset or liability.  The gain or loss is recognized in the hedged item when the hedged item is settled.  Management believes that any gains or losses resulting from settlement of these derivatives related to fuel for generation and purchased power will be refunded to or collected from customers in future rates.
  Derivatives that do not meet any of the above criteria are designated as HFT derivatives and are recorded on the balance sheet at fair value, with changes normally recorded in net income of the period, unless deferred as a result of regulatory accounting. The Company has not elected to designate any derivatives to be included in the HFT category where another accounting treatment would apply.

Derivative assets and liabilities relating to the foregoing categories consisted of the following:
	Derivative Assets		Derivative Liabilities
As at	December 31	December 31	December 31	December 31
millions of Canadian dollars	2016	2015	2016	2015
Current
Cash flow hedges
Power swaps	$5	$8	$2	$1
Foreign exchange forwards	-	-	12	14
	5	8	14	15
Regulatory deferral
Commodity swaps and forwards
Coal purchases	26	-	9	12
Power purchases	3	-	1	-
Natural gas purchases and sales	28	2	-	1
Heavy fuel oil purchases	6	-	4	20
Foreign exchange forwards	56	85	-	10
Physical natural gas purchases and sales	-	2	-	-
	119	89	14	43
HFT derivatives
Power swaps and physical contracts	33	151	44	119
Natural gas swaps, futures, forwards, physical contracts	93	99	357	359
Foreign exchange options	-	-	-	2
	126	250	401	480
Other derivatives
Foreign exchange forwards	-	92	1	-
	-	92	1	-
Total gross current derivatives	250	439	430	538
Impact of master netting agreements with intent to settle net or simultaneously	(105)	(189)	(105)	(189)
Total current derivatives	145	250	325	349
Long-term
Cash flow hedges
Power swaps	5	12	3	4
Foreign exchange forwards	-	-	10	27
	5	12	13	31
Regulatory deferral
Commodity swaps and forwards
Coal purchases	57	-	-	4
Power purchases	4	-	3	-
Natural gas purchases and sales	5	-	2	-
Heavy fuel oil purchases	4	-	3	17
Foreign exchange forwards	50	121	-	-
	120	121	8	21
HFT derivatives
Power swaps and physical contracts	14	13	27	28
Natural gas swaps, futures, forwards and physical contracts	18	72	127	63
Foreign exchange options	-	1	-	1
	32	86	154	92
Other derivatives
Interest rate swap	-	-	1	3
	-	-	1	3
Total gross long-term derivatives	157	219	176	147
Impact of master netting agreements with intent to settle net or simultaneously	(26)	(51)	(26)	(51)
Total long-term derivatives	131	168	150	96
Total derivatives	$276	$418	$475	$445
Derivative assets and liabilities are classified as current or long-term based upon the maturities of the underlying contracts.

Details of master netting agreements, shown net on the Consolidated Balance Sheets, are summarized in the following table:

	Derivative Assets		Derivative Liabilities
As at	December 31	December 31	December 31	December 31
millions of Canadian dollars	2016	2015	2016	2015
Regulatory deferral	$10	$-	$10	$-
HFT derivatives	121	240	121	240
Total impact of master netting agreements withintent to settle net or simultaneously	$131	$240	$131	$240

Cash Flow Hedges

The Company enters into various derivatives designated as cash flow hedges. Emera enters into power swaps to limit Bear Swamp’s exposure to purchased power prices. Emera also enters into interest rate swaps to fix Bear Swamp’s cost of debt. The Company also enters into foreign exchange forwards to hedge the currency risk for revenue streams denominated in foreign currency for Brunswick Pipeline.

As previously noted, the effective portion of the change in fair value of these derivatives is included in AOCI, until the hedged transactions are recognized in income. The ineffective portion is recognized in income of the period. The amounts related to cash flow hedges recorded in income and AOCI consisted of the following:

For the	Year ended December 31
millions of Canadian dollars			2016			2015
		Interest	Foreign		Interest	Foreign
	Power	rate	exchange	Power	rate	exchange
	swaps	swaps	forwards	swaps	swaps	forwards
Realized gain (loss) in non-regulated fuel for generation and purchased power	2	-	-	5	-	-
Realized gain (loss) in operating revenue – Regulated	-	-	(12)	-	-	(9)
Realized gain (loss) in income from equity investments	-	(1)	-	-	(1)	-
Total gains (losses) in Net income	$2	$(1)	$(12)	$5	$(1)	$(9)

As at	December 31
millions of Canadian dollars			2016			2015
		Interest	Foreign		Interest	Foreign
	Power	rate	exchange	Power	rate	exchange
	swaps	swaps	forwards	swaps	swaps	forwards
Total unrealized gain (loss) in AOCI – effective portion, net of tax	$2	$-	$(22)	$4	$(1)	$(42)

The Company expects $14 million of unrealized losses currently in AOCI to be reclassified into net income within the next twelve months, as the underlying hedged transactions settle.

As at December 31, 2016, the Company had the following notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle as outlined below:

millions	2017	2018	2019	2020
Foreign exchange forwards (USD) sales	$53	$45	$30	$30
Foreign exchange forwards (EURO) purchases	3	-	-	-

Regulatory Deferral

As previously noted, Tampa Electric, PGS, NMGC, NSPI and GBPC defer gains and losses on certain derivatives documented as economic hedges, including certain physical contracts that do not qualify for the NPNS exemption.

The Company has recorded the following changes in realized and unrealized gains (losses) with respect to derivatives receiving regulatory deferral:

For the	Year ended December 31
millions of Canadian dollars			2016			2015
	Commodity swaps and forwards	Physical natural gas purchases and sales	Foreign exchange forwards	Commodity swaps and forwards	Physical natural gas purchases and sales	Foreign exchange forwards
Unrealized gain (loss) in regulatory assets	$40	$-	$(2)	$(24)	$-	$(7)
Unrealized gain (loss) in regulatory liabilities	101	(1)	(30)	1	9	173
Realized (gain) loss in regulatory assets	-	-	12	(3)	-	-
Realized (gain) loss in regulatory liabilities	-	-	(8)	-	-	-
Realized (gain) loss in property, plant and equipment	-	-	-	-	-	(1)
Realized (gain) loss in inventory (1)	5	-	(44)	12	-	(44)
Realized (gain) loss in regulated fuel for generation and purchased power (2)	17	(1)	(18)	(16)	(7)	(18)
Total change derivative instruments	$163	$(2)	$(90)	$(30)	$2	$103
(1) Realized (gains) losses will be recognized in fuel for generation and purchased power when the hedged item is consumed.
(2) Realized (gains) losses on derivative instruments settled and consumed in the period; hedging relationships that have been terminated or the hedged transaction is no longer probable.

Commodity Swaps and Forwards

As at December 31, 2016, the Company had the following notional volumes of commodity swaps and forward contracts designated for regulatory deferral that are expected to settle as outlined below:

	2017	2018-2020
millions	Purchases	Purchases
Coal (metric tonnes)	-	2
Natural Gas (Mmbtu)	42	24
Heavy fuel oil (bbls)	-	1

Foreign Exchange Swaps and Forwards

As at December 31, 2016, the Company had the following notional volumes of foreign exchange swaps and forward contracts related to commodity contracts that are expected to settle as outlined below:

	2017	2018-2020
Fuel purchases exposure (millions of US dollars)	$224	$240
Weighted average rate	1.0722	1.1138
% of USD requirements	120%	44%

The Company reassesses foreign exchange forecasts periodically and will enter into additional hedges or unwind existing hedges, as required.

Held-for-Trading Derivatives

In the ordinary course of its business, Emera enters into physical contracts for the purchase and sale of natural gas, as well as power and natural gas swaps, forwards and futures to economically hedge those physical contracts. These derivatives are all considered HFT.

The Company has recognized the following realized and unrealized gains (losses) with respect to HFT derivatives:

For the	Year ended December 31
millions of Canadian dollars	2016	2015
Power swaps and physical contracts in non-regulated operating revenues	$(1)	$10
Natural gas swaps, forwards, futures and physical contracts in non-regulated operating revenues	69	5
Natural gas swaps, forwards, futures and physical contracts in non-regulated fuel for generation and purchased power	(7)	(3)
Foreign exchange options in other income (expenses), net	(2)	(1)
	$59	$11

As at December 31, 2016, the Company had the following notional volumes of outstanding HFT derivatives that are expected to settle as outlined below:

millions	2017	2018	2019	2020	2021
Natural gas purchases (Mmbtu)	270	69	54	45	45
Natural gas sales (Mmbtu)	202	20	16	12	1
Power purchases (MWh)	3	-	-	-	-
Power sales (MWh)	4	-	-	-	-

Other Derivatives

The Company has recognized the following realized and unrealized gains (losses) with respect to cash flow hedges which documentation requirements have not been met:

For the	Year ended December 31
millions of Canadian dollars		2016		2015
	Interest	Foreign	Interest	Foreign
	rate	exchange	rate	exchange
	swaps	forwards	swaps	forwards
Realized gain (loss) in other income (expense)	$-	$(87)	$-	$-
Unrealized gain (loss) in other income (expense)	-	-	-	92
Unrealized gain (loss) in interest expense, net	2	-	(3)	-
Total gains (losses) in net income	$2	$(87)	$(3)	$92

As at December 31, 2016, the Company had interest rate swaps in place for the $250 million non-revolving term credit facility in Brunswick Pipeline for interest payments until the debt matures in 2019.

During the year ended December 31, 2016, $1,519 million in foreign exchange forwards and swaps that were used to partially hedge proceeds for the TECO Energy acquisition settled.

Credit Risk

The Company is exposed to credit risk with respect to amounts receivable from customers, energy marketing collateral deposits and derivative assets. Credit risk is the potential loss from a counterparty’s non-performance under an agreement. The Company manages credit risk with policies and procedures for counterparty analysis, exposure measurement, and exposure monitoring and mitigation. Credit assessments are conducted on all new customers and counterparties, and deposits or collateral are requested on any high risk accounts.

The Company assesses the potential for credit losses on a regular basis, and where appropriate, maintains provisions. With respect to counterparties, the Company has implemented procedures to monitor the creditworthiness and credit exposure of counterparties and to consider default probability in valuing the counterparty positions. The Company monitors counterparties’ credit standing, including those that are experiencing financial problems, have significant swings in default probability rates, have credit rating changes by external rating agencies, or have changes in ownership. Net liability positions are adjusted based on the Company’s current default probability. Net asset positions are adjusted based on the counterparty’s current default probability. The Company assesses credit risk internally for counterparties that are not rated.

As at December 31, 2016, the maximum exposure the Company has to credit risk is $1,019 million (2015 - $901 million), which includes accounts receivable net of collateral/deposits and assets related to derivatives.

It is possible that volatility in commodity prices could cause the Company to have material credit risk exposures with one or more counterparties. If such counterparties fail to perform their obligations under one or more agreements, the Company could suffer a material financial loss. The Company transacts with counterparties as part of its risk management strategy for managing commodity price, foreign exchange and interest rate risk. Counterparties that exceed established credit limits can provide a cash deposit or letter of credit to the Company for the value in excess of the credit limit where contractually required. The total cash deposits/collateral on hand as at December 31, 2016 was $271 million (2015 - $94 million), which mitigates the Company’s maximum credit risk exposure. The Company uses the cash as payment for the amount receivable or returns the deposit/collateral to the customer/counterparty where it is no longer required by the Company.

The Company enters into commodity master arrangements with its counterparties to manage certain risks, including credit risk to these counterparties. The Company generally enters into International Swaps and Derivatives Association agreements (“ISDA”), North American Energy Standards Board agreements (“NAESB”) and, or Edison Electric Institute agreements. The Company believes that entering into such agreements offers protection by creating contractual rights relating to creditworthiness, collateral, non-performance and default.

As at December 31, 2016, the Company had $104 million (2015 - $83 million) in financial assets, considered to be past due, which have been outstanding for an average 69 days. The fair value of these financial assets is $91 million (2015 - $72 million), the difference of which is included in the allowance for doubtful accounts. These assets primarily relate to accounts receivable from electric and gas revenue.

Concentration Risk

The Company's concentrations of risk consisted of the following:

As at	December 31, 2016		December 31, 2015
	millions of Canadian dollars	% of total exposure	millions of Canadian dollars	% of total exposure
Receivables, net
Regulated utilities
Residential	$315	24%	$189	20%
Commercial	170	13%	103	10%
Industrial	38	3%	29	3%
Other	69	5%	53	5%
	592	45%	374	38%
Trading group
Credit rating of A- or above	52	4%	31	3%
Credit rating of BBB- to BBB+	60	5%	22	2%
Not rated	57	4%	31	3%
	169	13%	84	8%
Other accounts receivable	253	20%	120	12%
	1,014	78%	578	58%
Derivative Instruments (current and long-term)
Credit rating of A- or above	252	20%	340	34%
Credit rating of BBB- to BBB+	1	0%	70	7%
Not rated	23	2%	8	1%
	276	22%	418	42%
	$1,290	100%	$996	100%

Cash Collateral

The Company’s cash collateral positions consisted of the following:

As at	December 31	December 31
millions of Canadian dollars	2016	2015
Cash collateral provided to others	$91	$107
Cash collateral received from others	52	29

Collateral is posted in the normal course of business based on the Company’s creditworthiness, including its senior unsecured credit rating as determined by certain major credit rating agencies. Certain derivatives contain financial assurance provisions that require collateral to be posted if a material adverse credit-related event occurs. If a material adverse event resulted in the senior unsecured debt to fall below investment grade, the counterparties to such derivatives could request ongoing full collateralization.

As at December 31, 2016, the total fair value of these derivatives, in a liability position, was $475 million (December 31, 2015 – $445 million). If the credit ratings of the Company were reduced below investment grade the full value of the net liability position could be required to be posted as collateral for these derivatives.